Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
(7) Long-Term Debt
The balances of current and
non-current
portions of debt consist of the following as of June 30, 2021:

(in thousands)	Current	Noncurrent	Total
Term Loan	$9,188	$194,775	$203,963
Revolver	39,878	—	39,878
Less: Debt financing fees	(556)	(1,250)	(1,806)

Total	$48,510	$193,525	$242,035

2019 Credit Agreement
On September 25, 2019, the Company entered into a credit agreement (the “2019 Credit Agreement”) that included a $210.0 million term loan (the “Term Loan Facility”) and a $40.0 million revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan Facility, the “2019 Credit Facilities”). On April 30, 2021, the Company entered into Amendment No. 1 to our 2019 Credit Agreement with the existing lenders providing for $50.0 million incremental revolving credit commitments on the same terms as our existing revolving credit facility. We accounted for this amendment as a debt modification and recorded $0.3 million of debt financing fees which will be amortized, along with previously deferred fees, over the remaining term of the Revolving Credit Facility.

Principal payments on the Term Loan Facility are due quarterly in arrears equal to installments in an aggregate annual amount equal to (i) 1.0% per annum of the original principal amount in the first year, (ii) 2.5% per annum of the original principal amount in the second year, (iii) 5.0% per annum of the original principal amount in the third year, (iv) 7.5% per annum of the original principal amount in the fourth year and (v) 10.0% per annum of the original principal amount in the fifth year, with the remaining principal due in a lump sum at the maturity date of September 25, 2024. The interest rate in effect with respect to the Term Loan Facility as of June 30, 2021 was 2.345%.
The Revolving Credit Facility provides the Company with access to a $15.0 million letter of credit facility and a $5.0 million swing line facility, each of which, to the extent used, reduces borrowing availability under the Revolving Credit Facility. The Revolving Credit Facility expires on September 25, 2024, and requires a commitment fee of 0.4% on undrawn commitments paid quarterly in arrears. As of June 30, 2021, the interest rate in effect was 2.345% on outstanding borrowings under the Revolving Credit Facility. As of June 30, 2021, we had $50.1 million of borrowing availability under the Revolving Credit Facility.
The 2019 Credit Agreement contains certain restrictive financial covenants and also limits additional borrowings, capital expenditures, and distributions. The Company was in compliance with these covenants as of June 30, 2021. Substantially all assets of TU Midco, Inc. and its material domestic subsidiaries are pledged as collateral under this agreement, subject to certain customary exceptions.

(7) Long-Term Debt
The balances of current and
non-current
portions of debt consist of the following as of December 31, 2020:

(in thousands)	Current	Noncurrent	Total
Term Loan	$6,563	200,025	206,588
Revolver	39,878	—	39,878
Less: Debt financing fees	(457)	(1,257)	(1,714)

Total	$45,984	198,768	244,752

2018 Credit Agreement
On October 1, 2018, the Company entered into a credit agreement with respect to an $85.0 million term loan facility, $15.0 million delayed draw term loan commitments, and a $20.0 million revolving credit facility (the “2018 Credit Agreement”). Principal payments on the term loan were due quarterly in arrears in installments of $0.2 million with the remaining principal due in a lump sum at the maturity date of October 1, 2023. Interest was, at the Company’s option, either based on the base rate or Eurocurrency interest rate. The Company elected the Eurocurrency rate option as of December 31, 2018. Interest under this option was at the rate of LIBOR (with a floor of 1.00%) plus 3.75%, with step-ups to 4.00%, or 4.25% based on the Company’s total net leverage ratio. Voluntary principal prepayments were permitted. If a prepayment were to be made within the first six months of the closing of the credit agreement in connection with certain repricing transactions, then it would have been subject to a prepayment fee of 1.00% of the amount prepaid. As of December 31, 2018, the Company has made no prepayments. The credit agreement also allowed for additional debt to be issued under the delayed draw term loan commitments. These additional debt commitments were available for 24 months after the closing of the credit agreement subject to the same terms as the term loan. The delayed draw term loan commitments were subject to a 1.0% ticking fee on the average daily undrawn commitments to be paid quarterly in arrears. As of December 31, 2018, no borrowing had been made under the delayed draw term loan commitment. The revolver provided the Company with access to a $15.0 million letter of credit facility and a $5.0 million swing line facility, each of which, to the extent used, reduces borrowing availability under the revolver. The revolver was scheduled to terminate on October 1, 2023. Interest on borrowing under the revolver was, at the Company’s option, either based on the base rate or a Eurocurrency interest rate, with the exception of swing line borrowings, which were always at the base rate. The Company elected the Eurocurrency rate option for its revolving borrowing which were subject to the same interest rate that applied to the term loan. Interest for a swing line loan was at the base rate (with a floor of 2.00%) plus 2.75%, with step ups to 3.00% or 3.25% based on the Company’s total net leverage ratio. The revolver also required a commitment fee of 0.5% of undrawn commitments to be paid quarterly in arrears. There were no borrowings outstanding under the revolver facility as of December 31, 2018.
The Company incurred $2.6 million of debt financing fees related to the issuance of the term loans, which were amortized to interest expense using the straight-line method over the term of the related debt facility.
Prior to the extinguishment of the 2018 Credit Agreement, the Company recorded financing expense related to the amortization of these debt financing fees of $0.4 million for the year ended December 31, 2019. On September 25, 2019, the total outstanding debt under the 2018 Credit Agreement of $84.6 million was fully repaid and the remaining $2.0 million of unamortized debt financing fees were charged to interest expense.
2019 Credit Agreement
On September 25, 2019, the Company entered into a credit agreement with new lenders with respect to a $210.0 million term loan facility and a $40.0 million revolving credit facility (collectively, the “2019 Credit Facility”). Principal payments on the term loan are due quarterly in arrears equal to installments in an aggregate annual amount equal to (i) 1.0% per annum of the original principal amount of the initial term loan in the first year, (ii) 2.5% per annum of the original principal amount of the initial term loan in the second year, (iii) 5.0% per annum of the original principal amount of the initial term loan in the third year, (iv) 7.5% per annum of the original principal amount of the initial term loan in the fourth year and (v) 10.0% per annum of the original principal amount of the initial term loan in the fifth year, with the remaining principal due in a lump sum at the maturity date of September 25, 2024. Voluntary principal prepayments are permitted. Interest is, at the Company’s option, either based on the base rate or Eurocurrency interest rate. The Company elected the Eurocurrency rate option as of December 31, 2020. Interest under this option with respect to the term loans is at the rate of LIBOR plus 2.25% (with a floor of 0.0%). The interest rate in effect with respect to the term loans as of December 31, 2020 was 2.40%. The revolver provides the Company with access to a $15.0 million letter of credit facility and a $5.0 million swing line facility, each of which, to the extent used, reduces borrowing availability under the revolver. The revolver terminates on September 25, 2024. Interest on borrowing under the revolver is, at the Company’s option based on the base rate or Eurocurrency interest rate, with the exception of swing line borrowings, which are always based on the base rate. The Company elected the Eurocurrency rate option for borrowings under the revolver, and the revolver is subject to the same interest rate that applies to the term loan. The interest rate in effect for the outstanding borrowings under the revolver as of December 31, 2020 was 2.40%. Interest for a swing line loan is at the base rate. The revolver also requires a commitment fee of 0.4% of undrawn commitments to be paid quarterly in arrears. There were outstanding borrowings on the revolver facility of $39.9 million as of December 31, 2020.
The Company incurred $2.3 million of debt financing fees related to the issuance of the term loans in the 2019 Credit Facility, which are being amortized to interest expense using the straight-line method over the term of the related debt facility. The Company recorded financing expense related to the amortization of these debt financing fees of $0.5 million and $0.1 million for the year ended December 31, 2020 and the period from September 25, 2019 through December 31, 2019, respectively. The carrying amount of the Company’s total outstanding debt, net of debt financing fees, was $244.8 million as of December 31, 2020.
The 2019 credit agreement contains a financial covenant requiring compliance with a maximum total net leverage ratio and certain other covenants, including covenants restricting additional borrowings, capital expenditures, and distributions. The Company was in compliance with these covenants as of December 31, 2020. Certain assets of TU Midco, Inc. and substantially all assets of TU BidCo, Inc. and its material domestic subsidiaries are pledged as collateral under this agreement, subject to certain customary exceptions.
Principal maturities of the outstanding debt as of December 31, 2020 are as follows:

(in thousands)
2021	$46,441
2022	11,813
2023	17,062
2024	171,150
2025	—

Total	$246,466